PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Schedule of changes in the net carrying amount of property, plant and equipment

	Land,
	buildings and	Machinery	Telecom-	Projects
	leasehold	and	munication	under
	improvements	equipment	networks	development	Total
Cost

Balance as of December 31, 2019	$567.3	$1,985.3	$6,327.2	$97.0	$8,976.8
Additions	13.0	66.5	230.3	136.4	446.2
Net change in additions financed with non-cash balances	—	1.4	(57.0)	(9.2)	(64.8)
Reclassification	2.3	(57.4)	184.5	(129.4)	—
Retirement, disposals and other	13.7	31.0	(228.8)	–	(184.1)
Balance as of December 31, 2020	596.3	2,026.8	6,456.2	94.8	9,174.1
Additions	12.1	58.9	178.6	178.6	428.2
Net change in additions financed with non-cash balances	—	(0.4)	(1.1)	(11.2)	(12.7)
Decommissioning obligation	—	—	37.1	—	37.1
Reclassification	(7.1)	8.7	153.6	(155.2)	—
Retirement, disposals and other	(7.5)	(239.2)	0.1	(0.3)	(246.9)
Balance as of December 31, 2021	$593.8	$1,854.8	$6,824.5	$106.7	$9,379.8

	Land,
	buildings and	Machinery	Telecom-	Projects
	leasehold	and	munication	under
	improvements	equipment	networks	development	Total
Accumulated depreciation and impairment losses

Balance as of December 31, 2019	$244.1	$1,483.7	$3,870.0	$—	$5,597.8
Depreciation	20.0	145.7	454.8	—	620.5
Retirement, disposals and other	(0.6)	34.1	(230.7)	—	(197.2)
Balance as of December 31, 2020	263.5	1,663.5	4,094.1	—	6,021.1
Depreciation	19.8	119.8	436.1	—	575.7
Retirement, disposals and other	(7.6)	(232.6)	0.1	—	(240.1)
Balance as of December 31, 2021	$275.7	$1,550.7	$4,530.3	$—	$6,356.7

Net carrying amount
As of December 31, 2020	$332.8	$363.3	$2,362.1	$94.8	$3,153.0
As of December 31, 2021	$318.1	$304.1	$2,294.2	$106.7	$3,023.1